Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and the Allowance for Credit Losses

Accounts receivable and the allowance for credit losses consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Accounts receivable	53,843	43,141	6,022
Allowance for credit losses	—	—	—
	53,843	43,141	6,022

An analysis of the allowance for credit losses was as follows:

As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additional provision charged to expense	—	—	—
Balance at the end of the year	—	—	—